Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Concentration Risks

	December 31, 2021		December 31, 2020
		Percent of		Percent of
	Borrower	Loan	Borrower	Loan
	City	Commitments	City	Commitments

Highest concentration risk	Pittsburgh, PA	26%	Pittsburgh, PA	29%
Second highest concentration risk	Orlando, FL	7%	Orlando, FL	12%
Third highest concentration risk	Spokane, WA	4%	Cape Coral, FL	6%